ENVIRONMENTAL REHABILITATION OBLIGATION FUND (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ENVIRONMENTAL REHABILITATION OBLIGATION FUNDS
Balance at beginning of the year	R 3,100.5	R 2,413.9	R 2,192.8
Contributions	114.5	74.7	77.8
Interest income	230.4	168.2	134.8
Fair value adjustment	46.5	11.1	8.5
Environmental rehabilitation obligation funds on acquisition of subsidiaries	0.5	432.6
Balance at end of the year	3,492.4	3,100.5	2,413.9
Restricted cash portion	483.8	352.3	341.8
Funds	R 3,008.6	R 2,748.2	R 2,072.1